Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000238758 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000238758 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238758 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238758 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238758 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238758 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238758 [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238758 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238758 [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238758 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000238758 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238758 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000238758 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000238758 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238758 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000238758 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238758 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238755 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238755 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238755 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238755 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000238755 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238755 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238755 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238755 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238755 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238755 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000238755 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000238755 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238755 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238755 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238755 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238755 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000238755 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238755 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238756 [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238756 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238756 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238756 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238756 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238756 [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238756 [Member] | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238756 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238756 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238756 [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000238756 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000238756 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000238756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000238756 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238756 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000238756 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238756 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238756 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237295 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237295 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237295 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237295 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237295 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237295 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237295 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237295 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237295 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237295 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237295 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000237295 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237295 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000237295 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237295 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237654 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000237654 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000237654 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237654 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237654 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237654 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237654 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237654 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000237654 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237654 [Member] | South Korea 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000237654 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237654 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237654 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237654 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237654 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237654 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237654 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242671 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000242671 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000242671 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000242671 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242671 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000242671 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242671 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242671 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241772 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000241772 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241772 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000241772 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241772 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241772 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241772 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241772 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241772 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241772 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241772 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241772 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000241772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000241772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240405 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240405 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240405 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240405 [Member] | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240405 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240405 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240405 [Member] | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240405 [Member] | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240405 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000240405 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240405 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000240405 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240405 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000240405 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000248532 [Member] | Sandisk Corp./DE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248532 [Member] | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248532 [Member] | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248532 [Member] | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | KeyCorp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Pure Storage, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000248532 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000248532 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000248532 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248532 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000248532 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248532 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248532 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248532 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248532 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000248532 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238757 [Member] | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238757 [Member] | Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238757 [Member] | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Avidity Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Arrowhead Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Lincoln National Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Advanced Energy Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000238757 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000238757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238757 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238757 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238757 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238757 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000238757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238757 [Member] | Health Care1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242670 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242670 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242670 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000242670 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242670 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000242670 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242670 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242670 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000242670 [Member] | Collateralized Mortgage Obligations1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000242670 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237296 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000237296 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000237296 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237296 [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237296 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237296 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237296 [Member] | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237296 [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237296 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237296 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237296 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237296 [Member] | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000237296 [Member] | Oil and Gas, Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000237296 [Member] | Oil and Gas, Refining and Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000237296 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237297 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000237297 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000237297 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237297 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237297 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237297 [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237297 [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237297 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237297 [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237297 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237297 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000237297 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000237297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237297 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237297 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237297 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%